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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05369
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------
Phone:   (617) 598-5100
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA        02/14/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05371                    John F. Brennan, Jr.
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                  103
                                        --------------------

Form 13F Information Table Value Total:           $2,082,113
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-05371                     John F. Brennan, Jr.
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/PRN          PUT/ INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   x($1000)    AMT      SH/ PRN CALL DISCRETN  MGRS SOLE   SHARED  NONE
----------------------------- -------------- --------- -------- ---------- -------- ---- -------- ----- ---- --------- ----
ABRAXIS BIOSCIENCE INC        COMMON         00383E106   11,415    417,516    SH         OTHER      01   0     417,516  0
ADVANCED MAGNETICS INC        COMMON         00753P103    7,100    118,890    SH         OTHER      01   0     118,890  0
AETNA INC NEW                 COMMON         00817Y108   47,621  1,102,847    SH         OTHER      01   0   1,102,847  0
AFFYMAX INC                   COMMON         00826A109      733     21,538    SH         OTHER      01   0      21,538  0
ALLEGHENY ENERGY INC          COMMON         017361106  319,722  6,964,110    SH         OTHER      01   0   6,964,110  0
ALLTEL CORP                   COMMON         020039103   23,500    388,560    SH         OTHER      01   0     388,560  0
AMERICAN INTL GROUP INC       COMMON         026874107  139,741  1,950,057    SH         OTHER      01   0   1,950,057  0
AMERICA MOVIL S A DE C V      SPON ADR L SHS 02364W105   30,091    665,430    SH         OTHER      01   0     665,430  0
BANK MUTUAL CORP NEW          COMMON         063750103      123     10,193    SH         OTHER      01   0      10,193  0
BARE ESCENTUALS INC           COMMON         067511105    6,892    221,825    SH         OTHER      01   0     221,825  0
BIOMARIN PHARMACEUTICAL INC   COMMON         09061G101    7,215    440,183    SH         OTHER      01   0     440,183  0
BOEING CO                     COMMON         097023105   65,729    739,860    SH         OTHER      01   0     739,860  0
BOSTON SCIENTIFIC CORP        COMMON         101137107   43,628  2,539,479    SH         OTHER      01   0   2,539,479  0
BRUKER BIOSCIENCES CORP       COMMON         116794108    6,459    860,082    SH         OTHER      01   0     860,082  0
BRUNSWICK CORP                COMMON         117043109    9,685    303,600    SH         OTHER      01   0     303,600  0
CALAMOS ASSET MANAGEMENT      CL A           12811R104   18,890    704,080    SH         OTHER      01   0     704,080  0
CALIFORNIA PIZZA KITCHEN INC  COMMON         13054D109    8,972    269,360    SH         OTHER      01   0     269,360  0
CAPITAL ONE FINL CORP         COMMON         14040H105   39,453    513,580    SH         OTHER      01   0     513,580  0
CARDICA INC                   COMMON         14141R101      239     50,600    SH         OTHER      01   0      50,600  0
CENTENE CORP DEL              COMMON         15135B101    2,533    103,080    SH         OTHER      01   0     103,080  0
CHAPARRAL STL CO DEL          COMMON         159423102    4,622    104,400    SH         OTHER      01   0     104,400  0
CHART INDUSTRIES INC          COM PAR $0.01  16115Q308    1,216     75,000    SH         OTHER      01   0      75,000  0
COLGATE PALMOLIVE CO          COMMON         194162103   10,329    158,316    SH         OTHER      01   0     158,316  0
CONCEPTUS INC                 COMMON         206016107    2,983    140,098    SH         OTHER      01   0     140,098  0
CROSS CTRY HEALTHCARE INC     COMMON         227483104    3,819    175,000    SH         OTHER      01   0     175,000  0
CURAGEN CORP                  COMMON         23126R101      235     51,110    SH         OTHER      01   0      51,110  0
DOBSON COMMUNICATIONS CORP    CL A           256069105   10,401  1,194,170    SH         OTHER      01   0   1,194,170  0
EATON VANCE CORP              COM NON VTG    278265103    8,269    250,510    SH         OTHER      01   0     250,510  0
EMDEON CORP                   COMMON         290849108    5,005    403,955    SH         OTHER      01   0     403,955  0
ESPEED INC                    CL A           296643109    1,083    124,045    SH         OTHER      01   0     124,045  0
FEDERAL HOME LN MTG CORP      COMMON         313400301   37,810    556,849    SH         OTHER      01   0     556,849  0
FEDERATED DEPT STORES INC DE  COMMON         31410H101   50,105  1,314,066    SH         OTHER      01   0   1,314,066  0
FLUOR CORP NEW                COMMON         343412102   21,189    259,510    SH         OTHER      01   0     259,510  0
GAMESTOP CORP NEW             CL A           36467W109   10,372    188,210    SH         OTHER      01   0     188,210  0
GENWORTH FINANCIAL INC        COM CL A       37247D106   12,506    365,580    SH         OTHER      01   0     365,580  0
GENZYME CORP                  COMMON         372917104   12,294    199,635    SH         OTHER      01   0     199,635  0
GILEAD SCIENCES INC           COMMON         375558103    1,694     26,096    SH         OTHER      01   0      26,096  0
HARRAHS ENTMT INC             COMMON         413619107   21,331    257,870    SH         OTHER      01   0     257,870  0
HEWLETT-PACKARD CO            COMMON         428236103   10,628    258,030    SH         OTHER      01   0     258,030  0

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
HUDSON CITY BANCORP           COMMON         443683107   14,786  1,065,300    SH         OTHER      01   0   1,065,300  0
HUMANA INC                    COMMON         444859102    2,761     49,927    SH         OTHER      01   0      49,927  0
HYTHIAM INC                   COMMON         44919F104      320     34,634    SH         OTHER      01   0      34,634  0
INVESTORS BANCORP INC         COMMON         46146P102   12,356    785,490    SH         OTHER      01   0     785,490  0
INVITROGEN CORP               COMMON         46185R100    2,658     46,971    SH         OTHER      01   0      46,971  0
IPC HLDGS LTD                 ORD            G4933P101   18,789    597,420    SH         OTHER      01   0     597,420  0
IRWIN FINL CORP               COMMON         464119106    7,415    327,660    SH         OTHER      01   0     327,660  0
ISLE OF CAPRI CASINOS INC     COMMON         464592104    5,316    200,000    SH         OTHER      01   0     200,000  0
KNIGHT CAPITAL GROUP INC      CL A           499005106   11,873    619,330    SH         OTHER      01   0     619,330  0
KNIGHTSBRIDGE TANKERS LTD     ORD            G5299G106    3,397    143,679    SH         OTHER      01   0     143,679  0
LAKES ENTMT INC               COMMON         51206P109    5,197    481,622    SH         OTHER      01   0     481,622  0
LEGG MASON INC                COMMON         524901105    9,389     98,780    SH         OTHER      01   0      98,780  0
LIFECELL CORP                 COMMON         531927101      331     13,719    SH         OTHER      01   0      13,719  0
LOWES COS INC                 COMMON         548661107   25,288    811,820    SH         OTHER      01   0     811,820  0
MAGNA ENTERTAINMENT CORP      CL A           559211107    7,290  1,616,430    SH         OTHER      01   0   1,616,430  0
MEDCO HEALTH SOLUTIONS INC    COMMON         58405U102   31,987    598,554    SH         OTHER      01   0     598,554  0
MEDIVATION INC                COMMON         58501N101      343     21,699    SH         OTHER      01   0      21,699  0
MEDTRONIC INC                 COMMON         585055106   37,954    709,287    SH         OTHER      01   0     709,287  0
MEMORY PHARMACEUTICALS CORP   COMMON         58606R403      865    354,580    SH         OTHER      01   0     354,580  0
MERCK & CO INC                COMMON         589331107   54,564  1,251,474    SH         OTHER      01   0   1,251,474  0
METTLER TOLEDO INTERNATIONAL  COMMON         592688105      346      4,390    SH         OTHER      01   0       4,390  0
MICROSOFT CORP                COMMON         594918104   20,607    690,118    SH         OTHER      01   0     690,118  0
MICRUS ENDOVASCULAR CORP      COMMON         59518V102    1,432     75,058    SH         OTHER      01   0      75,058  0
MOMENTA PHARMACEUTICALS INC   COMMON         60877T100      333     21,138    SH         OTHER      01   0      21,138  0
NAVIGATORS GROUP INC          COMMON         638904102    3,340     69,333    SH         OTHER      01   0      69,333  0
NEKTAR THERAPEUTICS           COMMON         640268108      680     44,700    SH         OTHER      01   0      44,700  0
NEW YORK CMNTY BANCORP INC    COMMON         649445103    5,170    321,125    SH         OTHER      01   0     321,125  0
NEW YORK TIMES CO             CL A           650111107   17,344    711,970    SH         OTHER      01   0     711,970  0
NII HLDGS INC                 CL B NEW       62913F201   20,298    314,984    SH         OTHER      01   0     314,984  0
NORDIC AMERICAN TANKER SHIPP  COMMON         G65773106      751     22,000    SH         OTHER      01   0      22,000  0
NUVEEN INVTS INC              CL A           67090F106   13,203    254,500    SH         OTHER      01   0     254,500  0
OPTIONSXPRESS HOLDINGS INC    COMMON         684010101    1,080     47,590    SH         OTHER      01   0      47,590  0
PALATIN TECHNOLOGIES INC      COM NEW        696077304      466    228,189    SH         OTHER      01   0     228,189  0
PANACOS PHARMACEUTICALS INC   COMMON         69811Q106      338     84,300    SH         OTHER      01   0      84,300  0
PFIZER INC COM                COMMON         717081103    5,239    202,287    SH         OTHER      01   0     202,287  0
PIPER JAFFRAY COS             COMMON         724078100    8,859    135,980    SH         OTHER      01   0     135,980  0
PLATINUM UNDERWRITER HLDGS    COMMON         G7127P100    8,411    271,840    SH         OTHER      01   0     271,840  0
PMI GROUP INC                 COMMON         69344M101   20,841    441,820    SH         OTHER      01   0     441,820  0
POZEN INC                     COMMON         73941U102      385     22,668    SH         OTHER      01   0      22,668  0
PRECISION CASTPARTS CORP      COMMON         740189105  163,732  2,091,616    SH         OTHER      01   0   2,091,616  0
PROGRESSIVE CORP OHIO         COMMON         743315103   45,960  1,897,616    SH         OTHER      01   0   1,897,616  0
ROTECH HEALTHCARE INC         COMMON         778669101      709    316,430    SH         OTHER      01   0     316,430  0
RTI INTL METALS INC           COMMON         74973W107   31,825    406,864    SH         OTHER      01   0     406,864  0
SANOFI AVENTIS                SPONSORED ADR  80105N105    6,640    143,818    SH         OTHER      01   0     143,818  0
SCHERING PLOUGH CORP          COMMON         806605101   37,246  1,575,561    SH         OTHER      01   0   1,575,561  0

SCRIPPS E.W. CO OHIO          CL A           811054204  171,472  3,433,560    SH         OTHER      01   0   3,433,560  0
SEATTLE GENETICS INC          COMMON         812578102      330     61,911    SH         OTHER      01   0      61,911  0
SHIRE PLC                     SPONSORED ADR  82481R106    2,656     43,000    SH         OTHER      01   0      43,000  0
SKECHERS U S A INC            CL A           830566105    3,087     92,670    SH         OTHER      01   0      92,670  0
SONUS NETWORKS INC            COMMON         835916107   24,242  3,678,540    SH         OTHER      01   0   3,678,540  0
STERICYCLE INC                COMMON         858912108    2,867     37,980    SH         OTHER      01   0      37,980  0
SVB FINL GROUP                COMMON         78486Q101   10,524    225,740    SH         OTHER      01   0     225,740  0
TD AMERITRADE HLDG CORP       COMMON         87236Y108    4,342    268,380    SH         OTHER      01   0     268,380  0
TEXTRON INC                   COMMON         883203101    9,267     98,830    SH         OTHER      01   0      98,830  0
THERMO FISHER SCIENTIFIC INC  COMMON         883556102      709     15,665    SH         OTHER      01   0      15,665  0
THOMAS & BETTS CORP           COMMON         884315102   15,608    330,110    SH         OTHER      01   0     330,110  0
TRIAD HOSPITALS INC           COMMON         89579K109    1,068     25,522    SH         OTHER      01   0      25,522  0
TRIBUNE CO NEW                COMMON         896047107    9,908    321,890    SH         OTHER      01   0     321,890  0
UNITEDHEALTH GRP              COMMON         91324P102   64,766  1,205,400    SH         OTHER      01   0   1,205,400  0
URBAN OUTFITTERS INC          COMMON         917047102   11,515    500,000    SH         OTHER      01   0     500,000  0
WADDELL & REED FINL INC       CL A           930059100   16,071    587,400    SH         OTHER      01   0     587,400  0
WELLPOINT INC                 COMMON         94973V107   33,584    426,790    SH         OTHER      01   0     426,790  0
WILLIAMS SCOTSMAN
INTERNATIONAL INC             COMMON         96950G102    7,051    359,390    SH         OTHER      01   0     359,390  0
WILLIAMS SONOMA INC           COMMON         969904101    9,300    295,800    SH         OTHER      01   0     295,800  0